Commitments, Contingencies and Guarantees	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Guarantees
Commitments, Contingencies and Guarantees

Regulatory Matters

As previously reported, Sallie Mae Bank remains subject to a cease and desist order originally issued in August 2008 by the FDIC and the UDFI. In July 2013, the FDIC first notified Sallie Mae Bank of plans to replace its order with a new formal enforcement action (the “Bank Order”) that more specifically addresses certain cited violations of Section 5 of the Federal Trade Commission Act, including billing statement disclosures, assessments of certain late fees, as well as alleged violations under the Servicemember Civil Relief Act (“SCRA”). In November 2013, the FDIC indicated an additional, enforcement action would be issued against Sallie Mae, Inc., now known as Navient Solutions, Inc. and a wholly-owned subsidiary of Navient ("NSI") (the "NSI Order"; the Bank Order and the NSI Order, hereafter referred to as “the Orders”), in its capacity as a servicer of education loans for Sallie Mae Bank and other financial institutions.

Based on our discussions with the FDIC, we believe the FDIC intends to require restitution be made by NSI and Sallie Mae Bank pursuant to the Orders with respect to loans owned or originated by Sallie Mae Bank from November 28, 2005 until the effective date of the Orders.

With respect to alleged civil violations of the SCRA, NSI and Sallie Mae Bank remain engaged in negotiations regarding a comprehensive settlement, remediation and civil settlement plan with the United States Department of Justice (the “DOJ”), in its capacity as the agency having primary authority for enforcement of such matters. The DOJ inquiry covers all loans owned by either Sallie Mae Bank or serviced by NSI from November 28, 2005 until the effective date of the settlement.

In the fourth quarter of 2013, we reserved $11 million for estimated amounts and costs that were probable of being incurred at that time for expected compliance remediation efforts relating to pending regulatory matters previously disclosed and ongoing with the DOJ and the FDIC.

Pursuant to the Separation and Distribution Agreement among SLM Corporation, New BLC Corporation and Navient dated as of April 28, 2014 entered into in connection with the Spin-Off of Navient, all liabilities arising out of the FDIC and DOJ matters, other than fines or penalties directly levied against Sallie Mae Bank, will be the responsibility of, or assumed by, Navient and Navient will indemnify and hold harmless SLM Corporation and its subsidiaries, including Sallie Mae Bank therefrom.
Contingencies
In the ordinary course of business, we and our subsidiaries are routinely defendants in or parties to pending and threatened legal actions and proceedings including actions brought on behalf of various classes of claimants. These actions and proceedings may be based on alleged violations of consumer protection, securities, employment and other laws. In certain of these actions and proceedings, claims for substantial monetary damage are asserted against us and our subsidiaries.
In the ordinary course of business, we and our subsidiaries are subject to regulatory examinations, information gathering requests, inquiries and investigations. In connection with formal and informal inquiries in these cases, we and our subsidiaries receive numerous requests, subpoenas and orders for documents, testimony and information in connection with various aspects of our regulated activities.
In view of the inherent difficulty of predicting the outcome of such litigation and regulatory matters, we cannot predict what the eventual outcome of the pending matters will be, what the timing or the ultimate resolution of these matters will be, or what the eventual loss, fines or penalties related to each pending matter may be.
We are required to establish reserves for litigation and regulatory matters where those matters present loss contingencies that are both probable and estimable. When loss contingencies are not both probable and estimable, we do not establish reserves.
Based on current knowledge, reserves have been established for certain litigation or regulatory matters where the loss is both probable and estimable. Based on current knowledge, management does not believe that loss contingencies, if any, arising from pending investigations, litigation or regulatory matters will have a material adverse effect on our consolidated financial position, liquidity, results of operations or cash flows.